Corporate income tax and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2025
Corporate income tax and deferred taxes [Abstract]
Disclosure of current and deferred tax expense and tax paid [Table Text Block]

(Million euro)	2025 DEC	2024 DEC	2023 DEC
Income Tax (expense) for the year	60	(145)	(115)
Current tax expense	(89)	(107)	(146)
Deferred tax expense	58	(28)	65
Withholdings on a foreign operation	(3)	(36)	(73)
Change to the prior-year tax evaluation and other	94	26	39

Disclosure of corporate income tax expense for the year and the applicable tax rate [Table Text Block]

(Million euro)	2025 DEC	2024 DEC	2023 DEC
Profit/(Loss) before tax on continuing operations	1,070	3,621	610
Results of associates	(258)	(239)	(215)
Pass-through tax rules (US)	(172)	(147)	(93)
Divestments completed during the year (Note 1.1.3)	(275)	(2,814)	—
Profit/(Loss) before tax on continuing operations adjusted	365	421	302
Theoretical income tax expense (25.8%)	(94)	(109)	(78)
Recognition of previously unrecognized tax losses / Unrecognized tax losses for the year	119	(16)	(5)
Ruling related to Royal Decree-Law 3/2016 (Spain)	—	31	—
Withholding tax	(3)	(36)	(73)
Other adjustments	38	(15)	40
Income Tax (expense) for the year	60	(145)	(115)
Effective tax rate (%)	(5.6)%	4.0%	18.8%

Disclosure of deferred taxes [text block]

	2025	2024	Var.
Tax Credits	608	537	71
Other deferred Tax Assets	350	622	-272
TOTAL DEFERRED TAX ASSETS	958	1,159	-201
Deferred taxes Liabilities	889	1,239	-350
TOTAL DEFERRED TAX LIABILITIES	889	1,239	-350

Disclosure tax losses carry forward pending to be offset [Table Text Block]

2025
(Million euro) Country	Tax-loss carryforwards	Limitation period	Maximum tax credit	Tax credit recognized
US Tax Group	2,188	No expiry date	501	501
Spanish Tax Group	488	No expiry date	122	15
Netherlands Tax Group	331	No expiry date	86	—
UK	234	No expiry date	58	8
Turkey	234	2026-2030	59	18
Chile	136	No expiry date	37	35
Colombia	85	No expiry date	30	—
Canada	43	2036-2046	11	11
Other	259	2025-No expiry date	65	7
Total	3,998		969	594

2024
(Million euro) Country	Tax-loss carryforwards	Limitation period	Maximum tax credit	Tax credit recognized
US Tax Group	2,138	No expiry date	493	443
Spanish Tax Group	303	No expiry date	76	23
Netherlands Tax Group	288	No expiry date	74	10
UK	218	No expiry date	55	—
Turkey	107	2025-2029	27	—
Australia	30	No expiry date	9	—
Canada	28	2035-2045	7	—
Other	579	2024-No expiry date	146	41
Total	3,691		887	517